OMB APPROVAL
OMB Number: 3235-0582
Expires:     January 31, 2015
Estimated average burden
hours per response..... 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices) (Zip code)

Pamela M. Krill, General Counsel
Madison Legal & Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-368-3195

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2013

    Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Proxy Voting Record

Mid-Cap Fund

Madison Mosaic Mid-Cap Fund merged into the Madison Mid Cap Fund series of Madison Funds (Investment Company Act File Number 811-08261) on April 19, 2013.  The proxy voting report for the period prior to the reorganization is separately presented and identified in the Form N-PX for Madison Funds in connection with the Madison Mid Cap Fund series of Madison Funds for the period July 1, 2012 - June 30, 2013.  Investors should refer to that report to obtain the proxy voting record for the Madison Mosaic Mid-Cap Fund for the period July 1, 2012 - April 19, 2013.

Investors Fund

Madison Mosaic Investors Fund reorganized in its entirety as the Madison Investors Fund series of Madison Funds (Investment Company Act File Number 811-08261) on April 19, 2013.  The proxy voting report for the full period July 1, 2012 - June 30, 2013 (including both the periods prior to the reorganization and after the reorganization) is presented in the Form N-PX for Madison Funds in connection with the Madison Investors Fund series of Madison Funds for the period July 1, 2012 - June 30, 2013.  Investors should refer to that report to obtain the proxy voting record for the Madison Mosaic Investors Fund for the period July 1, 2012 - April 19, 2013.  There is no separate proxy voting record for the Madison Investors Fund prior to April 19, 2013.

Dividend Income Fund

Madison Mosaic Dividend Income Fund reorganized in its entirety as the Madison Dividend Income Fund series of Madison Funds (Investment Company Act File Number 811-08261) on April 19, 2013.  The proxy voting report for the full period July 1, 2012 - June 30, 2013 (including both the periods prior to the reorganization and after the reorganization) is presented in the Form N-PX for Madison Funds in connection with the Madison Dividend Income Fund series of Madison Funds for the period July 1, 2012 - June 30, 2013.  Investors should refer to that report to obtain the proxy voting record for the Madison Mosaic Dividend Income Fund for the period July 1, 2012 - April 19, 2013.  There is no separate proxy voting record for the Madison Dividend Income Fund prior to April 19, 2013.

Disciplined Equity Fund

Madison Mosaic Disciplined Equity Fund reorganized in its entirety as the Madison Disciplined Equity Fund series of Madison Funds (Investment Company Act File Number 811-08261) on April 19, 2013.  The proxy voting report for the full period July 1, 2012 - June 30, 2013 (including both the periods prior to the reorganization and after the reorganization) is presented in the Form N-PX for Madison Funds in connection with the Madison Disciplined Equity Fund series of Madison Funds for the period July 1, 2012 - June 30, 2013.  Investors should refer to that report to obtain the proxy voting record for the Madison Mosaic Disciplined Equity Fund for the period July 1, 2012 - April 19, 2013.  There is no separate proxy voting record for the Madison Disciplined Equity Fund prior to April 19, 2013.

NorthRoad International Fund

Madison Mosaic NorthRoad International Fund reorganized in its entirety as the Madison NorthRoad International Fund series of Madison Funds (Investment Company Act File Number 811-08261) on April 19, 2013.  The proxy voting report for the full period July 1, 2012 - June 30, 2013 (including both the periods prior to the reorganization and after the reorganization) is presented in the Form N-PX for Madison Funds in connection with the Madison NorthRoad International Fund series of Madison Funds for the period July 1, 2012 - June 30, 2013.  Investors should refer to that report to obtain the proxy voting record for the Madison Mosaic NorthRoad International Fund for the period July 1, 2012 - April 19, 2013.  There is no separate proxy voting record for the Madison NorthRoad International Fund prior to April 19, 2013.

Madison Institutional Equity Option Fund

The Madison Institutional Equity Option Fund liquidated on October 15, 2012.  The following represents proxy votes on portfolio securities prior to liquidation.

Name of Issuer	Ticker Symbol	Cusip	Meeting Date	Proposal	Type	Registrant Vote Cast	Vote on Proxyedge	For/Against Management
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012
TO APPROVE THE RESOLUTION OF THE BOARD OF DIRECTORS TO DECLARE AND DISTRIBUTE THE CASH DIVIDENDS FOR THE YEAR ENDED DECEMBER 31, 2011, PAID IN FOUR INSTALLMENTS IN AN AGGREGATE AMOUNT OF NIS 3.40 (APPROXIMATELY US$0.95, ACCORDING TO THE APPLICABLE EXCHANGE RATES PER ORDINARY SHARE (OR ADS).
					Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012	ELECTION OF DIRECTOR: DR. PHILLIP FROST	Management	yes	Against	Against
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012	ELECTION OF DIRECTOR: MR. ROGER ABRAVANEL	Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012	ELECTION OF DIRECTOR: PROF. RICHARD A. LERNER	Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012	ELECTION OF DIRECTOR: MS. GALIA MAOR	Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012	ELECTION OF DIRECTOR: MR. EREZ VIGODMAN	Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012
TO APPROVE THE PAYMENT TO EACH OF THE COMPANY'S DIRECTORS, OTHER THAN THE CHAIRMAN AND THE VICE CHAIRMAN OF THE BOARD OF DIRECTORS, OF AN ANNUAL FEE IN THE NIS EQUIVALENT OF US$190,000 (ACCORDING TO THE EXCHANGE RATE ON THE DATE OF APPROVAL BY SHAREHOLDERS) PLUS VAT (AS APPLICABLE) PLUS A PER MEETING FEE OF US$2,000 (ACCORDING TO THE EXCHANGE RATE ON THE DATE OF APPROVAL BY SHAREHOLDERS) PLUS VAT (AS APPLICABLE). SUCH PAYMENTS WILL BE ADJUSTED BASED ON THE ISRAELI CONSUMER PRICE INDEX SUBSEQUENT TO THE DATE OF APPROVAL BY SHAREHOLDERS.
					Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012	TO APPROVE THE REIMBURSEMENT AND REMUNERATION FOR DR. PHILLIP FROST, CHAIRMAN OF THE BOARD OF DIRECTORS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012
TO APPROVE PAYMENT TO PROF. MOSHE MANY, FOR HIS SERVICE AS VICE CHAIRMAN OF THE BOARD OF DIRECTORS, OF AN ANNUAL FEE IN THE NIS EQUIVALENT OF US$400,000 (ACCORDING TO THE EXCHANGE RATE ON THE DATE OF APPROVAL BY SHAREHOLDERS) PLUS VAT (AS APPLICABLE), FOR SUCH TIME AS PROF. MANY CONTINUES TO SERVE AS VICE CHAIRMAN OF THE BOARD OF DIRECTORS. SUCH PAYMENT WILL BE ADJUSTED BASED ON THE ISRAELI CONSUMER PRICE INDEX SUBSEQUENT TO THE DATE OF APPROVAL BY SHAREHOLDERS.
					Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012
TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S ARTICLES OF ASSOCIATION IN THE MANNER DESCRIBED IN THE COMPANY'S PROXY STATEMENT AND AS REFLECTED IN THE AMENDED ARTICLES OF ASSOCIATION ATTACHED THERETO.
					Management	yes	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	12-Sep-2012
TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2013 ANNUAL MEETING OF SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE ITS COMPENSATION, PROVIDED SUCH COMPENSATION IS ALSO APPROVED BY THE AUDIT COMMITTEE.
					Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: CAROL A. BARTZ	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: MARC BENIOFF	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: M. MICHELE BURNS	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: MICHAEL D. CAPELLAS	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: LARRY R. CARTER	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: JOHN T. CHAMBERS	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: BRIAN L. HALLA	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: DR. JOHN L. HENNESSY	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: DR. KRISTINA M. JOHNSON	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: RICHARD M. KOVACEVICH	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: RODERICK C. MCGEARY	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: ARUN SARIN	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	ELECTION OF DIRECTOR: STEVEN M. WEST	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	APPROVAL OF AMENDMENT AND RESTATEMENT OF THE EXECUTIVE INCENTIVE PLAN.	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013.	Management	yes	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	APPROVAL TO HAVE CISCO'S BOARD ADOPT A POLICY TO HAVE AN INDEPENDENT BOARD CHAIRMAN WHENEVER POSSIBLE.	Shareholder	yes	Against	For
CISCO SYSTEMS, INC.	CSCO	17275R102	15-Nov-2012	APPROVAL TO REQUEST CISCO MANAGEMENT TO PREPARE A REPORT ON "CONFLICT MINERALS" IN CISCO'S SUPPLY CHAIN.	Shareholder	yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By (Signature)

Katherine L. Frank, Principal Executive Officer

Date August 15, 2013